SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Land Leases and Other Structure Leases (Narrative) (Details)	Dec. 31, 2017
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Property, Plant and Equipment [Line Items]
Lease term	15 years
Americas | Land | Minimum
Property, Plant and Equipment [Line Items]
Lease term	1 month
Americas | Land | Maximum
Property, Plant and Equipment [Line Items]
Lease term	12 months
International | Land | Maximum
Property, Plant and Equipment [Line Items]
Lease term	12 months